SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Tables)	12 Months Ended
Jan. 03, 2015
Comprehensive Income
Schedule of changes in "Accumulated other comprehensive loss" (net of tax)

(In millions)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Cash Flow Hedges	Total

Balance as of December 29, 2012	$180.5	$(456.5)	$(2.0)	$(278.0)
Other comprehensive income (loss) before reclassifications, net of tax	(53.3)	29.4	.8	(23.1)
Reclassifications to net income, net of tax	10.8	9.0	.2	20.0

Net current-period other comprehensive income (loss), net of tax	(42.5)	38.4	1.0	(3.1)

Balance as of December 28, 2013	$138.0	$(418.1)	$(1.0)	$(281.1)
Other comprehensive income (loss) before reclassifications, net of tax	(154.7)	(129.4)	.1	(284.0)
Reclassifications to net income, net of tax	–	16.9	.9	17.8

Net current-period other comprehensive income (loss), net of tax	(154.7)	(112.5)	1.0	(266.2)

Balance as of January 3, 2015	$(16.7)	$(530.6)	$–	$(547.3)

Schedule of amounts reclassified from "Accumulated other comprehensive loss" to increase (decrease) income from continuing operations

(In millions)	2014	2013	Affected Line Item in the Statement Where Net Income is Presented

Cash flow hedges:
Foreign exchange contracts	$(1.2)	$.6	Cost of products sold
Commodity contracts	.1	(1.2)	Cost of products sold
Interest rate contracts	(.1)	(.1)	Interest expense

	(1.2)	(.7)	Total before tax
	.3	.2	Provision for income taxes

	(.9)	(.5)	Net of tax
Pension and other postretirement benefits (1)	(24.1)	(23.5)
	7.2	7.8	Provision for income taxes

	(16.9)	(15.7)	Net of tax

Total reclassifications for the period	$(17.8)	$(16.2)	Total, net of tax

(1)	See Note 6, "Pension and Other Postretirement Benefits," for more information.

Income tax expense (benefit) allocated to each component of other comprehensive loss (income):

(In millions)	2014	2013	2012

Foreign currency translation	$–	$–	$.9
Pension and other postretirement benefits:
Net actuarial (loss) gain	(56.6)	26.4	(38.3)
Prior service credit (cost)	1.1	(7.5)	–
Reclassifications to net income:
Amortization of net actuarial loss	7.5	9.4	6.9
Amortization of prior service credit	(.7)	(1.3)	(1.5)
Amortization of transition asset	–	–	(.1)
Net curtailment of pension and post-retirement benefit obligations	.1	(4.8)	–
Settlement of pension obligations	.3	.6	.2
Cash flow hedges:
Losses (gains) recognized on cash flow hedges	.1	.2	(.7)
Reclassifications to net income	.3	.1	3.7

Income tax (benefit) expense related to items of other comprehensive (loss) income	$(47.9)	$23.1	$(28.9)